Certnas

15006528

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

APR 3 0 2015

Washington, DC 20549

By Electronic Mail

April 30, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 29, 2015 The Nasdaq Stock Market (the "Exchange") received from BiondVax Pharmaceuticals Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing forty (40) ordinary shares, par 0001 per share

Warrants to purchase American Depositary Shares

Ordinary Shares, par value NIS 0.0000001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission.